Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Expense associated with each component	The expense associated with each component is as follows for the year ended December 31:

	2022	2021
	$	$
Stock options	2,079	1,328
DSUs	857	696
RSUs	1,638	121
ESPP	139	116
	4,713	2,261
The following table presents share-based compensation expense by function for the year ended December 31:

	2022	2021
	$	$
Cost of revenue	93	154
General and administrative	2,793	1,279
Sales and marketing	1,673	489
Research and development	154	339
	4,713	2,261

Share-based compensation expenses by function	The expense associated with each component is as follows for the year ended December 31:

	2022	2021
	$	$
Stock options	2,079	1,328
DSUs	857	696
RSUs	1,638	121
ESPP	139	116
	4,713	2,261
The following table presents share-based compensation expense by function for the year ended December 31:

	2022	2021
	$	$
Cost of revenue	93	154
General and administrative	2,793	1,279
Sales and marketing	1,673	489
Research and development	154	339
	4,713	2,261

Changes in stock options
The changes in the number of stock options during the years ended December 31, 2022 and 2021 were as follows:

	2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,283,088	12.00	1,516,641	6.73
Options granted	175,892	44.86	154,414	62.09
Options forfeited	(95,139)	49.57	(166,026)	18.54
Options exercised	(14,840)	15.06	(221,941)	5.95

Options outstanding – December 31	1,349,001	13.60	1,283,088	12.00
Options exercisable – December 31	979,666	4.98	866,594	3.04

Number and weighted average remaining contractual life of stock options outstanding and exercisable
The weighted average fair value of share options granted during the years ended December 31, 2022 and 2021 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2022	2021
	C$	C$
Weighted average stock price valuation	$44.86	$62.09
Weighted average exercise price	$44.86	$62.09
Risk-free interest rate	2.60%	1.15%
Expected life in years	6.25	6.25
Expected dividend yield	—%	—%
Volatility	63%	55%
Weighted average fair value of options issued	$26.98	$32.71
The following table is a summary of the Company’s stock options outstanding as at December 31, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.45	0.0001 - 1.09	784,368
8.86 - 11.06	51,811	7.95	8.86 - 11.06	21,084
15.79 - 16.00	259,292	6.77	15.79 - 16.00	147,795
26.43 - 95.12	253,530	9.04	26.43 - 95.12	26,419
	1,349,001	5.90		979,666
The following table is a summary of the Company’s stock options outstanding as at December 31, 2021:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	5.45	0.0001 - 1.09	748,368
8.86 - 11.06	65,522	8.80	8.86 - 11.06	9,784
15.79 - 16.00	284,680	7.77	15.79 - 16.00	104,176
26.43 - 95.12	148,518	9.40	26.43 - 95.12	4,266
	1,283,088	6.59		866,594

Stock options outstanding and exercisable by range of exercise prices
The following table is a summary of the Company’s stock options outstanding as at December 31, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.45	0.0001 - 1.09	784,368
8.86 - 11.06	51,811	7.95	8.86 - 11.06	21,084
15.79 - 16.00	259,292	6.77	15.79 - 16.00	147,795
26.43 - 95.12	253,530	9.04	26.43 - 95.12	26,419
	1,349,001	5.90		979,666
The following table is a summary of the Company’s stock options outstanding as at December 31, 2021:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	5.45	0.0001 - 1.09	748,368
8.86 - 11.06	65,522	8.80	8.86 - 11.06	9,784
15.79 - 16.00	284,680	7.77	15.79 - 16.00	104,176
26.43 - 95.12	148,518	9.40	26.43 - 95.12	4,266
	1,283,088	6.59		866,594

Number of DSUs and RSUs granted
DSUs

The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – December 31, 2020	44,142
Granted (at $51.63 - $96.99 per unit)	15,512
DSUs – December 31, 2021	59,654
Granted (at C$37.21 - $86.93 per unit)	27,568
DSUs - December 31, 2022	87,222

RSUs

The following table presents information concerning the number of RSUs granted by the Company:

#
RSUs – December 31, 2020	—
Granted (at C$86.38 - $94.05 per unit)	46,591
RSUs – December 31, 2021	46,591
Granted (at C$40.30 - $54.26 per unit)	102,483
Released (at C$86.38 per unit)	(5,515)
Forfeited (at C$42.24 - $94.05 per unit)	(39,933)
RSUs - December 31, 2022	103,626